Related Party Transactions - Summary of Significant Loan Transactions With Related Parties (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022
Korea Credit Bureau Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 38		₩ 36
Loan		37		38
Collection		(38)		(36)
Ending		37		38
Incheon Bridge Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		128,159		151,489
Loan		346		11
Collection		(14,711)		(23,341)
Ending		113,794		128,159
Star-Lord General Investors Private Real Estate Investment Company No.10
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		149,294		0
Loan		296		150,000
Collection		0		(706)
Ending		149,590		149,294
KB Star Office Private Real Estate Investment Trust No.1
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		10,000
Loan	[1]			0
Collection	[1]			(10,000)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
RAND Bio Science Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0		₩ 1
Loan		1		0
Collection		0		(1)
Ending		1		0
Food Factory Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,041		4,216
Loan		446		1,541
Collection		(1,612)		(1,716)
Ending		2,875		4,041
Paycoms Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	1,172	[2]	1,269
Loan		0	[2]	0	[1]
Collection		(1,172)	[2]	(97)	[1]
Ending	[2]	₩ 0		₩ 1,172	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2023.		Excluded from the Group’s related party as of December 31, 2022.
Big Dipper Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 18		₩ 17
Loan		14		18
Collection		(18)		(17)
Ending		14		18
RMGP Bio-Pharma Investment Fund, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,384		5,423
Loan		0		961
Collection		(446)		0
Ending		5,938		6,384
RMGP Bio-Pharma Investment, L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17		14
Loan		3		3
Collection		0		0
Ending		20		17
Stratio, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		1,000
Loan		0		0
Collection		0		0
Ending		1,000		1,000
KB Cape No.1 Private Equity Fund
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,017		1,591
Loan		0		426
Collection		(82)		0
Ending		1,935		2,017
Honest Fund, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,999		3,999
Loan		0		0
Collection		0		0
Ending		3,999		3,999
CellinCells Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,007		2,006
Loan		3		7
Collection		(7)		(6)
Ending		2,003		2,007
KB No.17 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		1,301
Loan	[1]			0
Collection	[1]			(1,301)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
KB No.18 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		₩ 3,881
Loan	[1]			0
Collection	[1]			(3,881)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
KB No.19 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		₩ 2,091
Loan	[1]			0
Collection	[1]			(2,091)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
KB No.20 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		₩ 3,135
Loan	[1]			0
Collection	[1]			(3,135)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
KB No.21 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,959		₩ 0
Loan		28		2,959
Collection		0		0
Ending		2,987		2,959
KB No.22 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,972		0
Loan		1,013		1,972
Collection		0		0
Ending		2,985		1,972
KB No.23 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	2,971	[2]	0
Loan		0	[2]	2,971	[1]
Collection		(1,482)	[2]	0	[1]
Ending	[2]	₩ 1,489		₩ 2,971	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2023.		Excluded from the Group’s related party as of December 31, 2022.
KB No.24 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	₩ 6,975	[2]	₩ 0
Loan		0	[2]	6,975	[1]
Collection		(6,975)	[2]	0	[1]
Ending	[2]	₩ 0		₩ 6,975	[1]
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2023.		Excluded from the Group’s related party as of December 31, 2022.
COSES GT
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 5,436		₩ 5,445
Loan		1		6
Collection		(5,436)		(15)
Ending		1		5,436
Bomapp Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		19
Loan	[1]			0
Collection	[1]			(19)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
MitoImmune Therapeutics
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,000		₩ 7,000
Loan		0		0
Collection		0		0
Ending		7,000		7,000
UPRISE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,248		1,250
Loan		462		3,998
Collection		0		0
Ending		5,710		5,248
Channel Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		18,099		14,551
Loan		0		3,548
Collection		(1,193)		0
Ending		16,906		18,099
Bioprotect Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,802		3,557
Loan		672		245
Collection		0		0
Ending		4,474		3,802
Gomi corporation Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,234		4,733
Loan		5		1,534
Collection		(84)		(33)
Ending		6,155		6,234
Copin Communications, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		4,801
Loan	[1]			0
Collection	[1]			(4,801)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
Go2joy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,200		₩ 1,200
Loan		0		0
Collection		0		0
Ending		1,200		1,200
ClavisTherapeutics, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		2,000
Loan		0		0
Collection		(2,000)		0
Ending		0		2,000
S&E BIO
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,010		2,000
Loan		13		2,010
Collection		(10)		0
Ending		4,013		4,010
Bluepointpartners Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,133		2,278
Loan		0		0
Collection		(259)		(145)
Ending		1,874		2,133
4N Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		200		200
Loan		0		0
Collection		(200)		0
Ending		0		200
Xenohelix Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,100		2,100
Loan		1,000		0
Collection		0		0
Ending		3,100		2,100
Contents First
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17,294		7,277
Loan		365		10,017
Collection		(17)		0
Ending		17,642		17,294
KB-MDI Centauri Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		17,471		9,633
Loan		1,522		7,838
Collection		0		0
Ending		18,993		17,471
OKXE Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		800		800
Loan		0		0
Collection		0		0
Ending		800		800
GENINUS Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		5,872
Loan	[1]			0
Collection	[1]			(5,872)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
Key management
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,299		₩ 4,591
Loan		3,368		4,527
Collection		(4,177)		(2,819)
Ending		5,490		6,299
Wyatt Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		6,000		6,000
Loan		0		0
Collection		0		0
Ending		6,000		6,000
Banksalad Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,470		9,090
Loan		0		1,380
Collection		(1,322)		0
Ending		9,148		10,470
SwatchOn Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[1]	0		3,418
Loan	[1]			0
Collection	[1]			(3,418)
Ending	[1]			₩ 0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions				Excluded from the Group’s related party as of December 31, 2022.
Checkmate Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,200		₩ 2,200
Loan		0		1,000
Collection		0		0
Ending		3,200		3,200
Mantisco Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,015		3,001
Loan		13		15
Collection		(15)		(1)
Ending		3,013		3,015
IMBiologics Corp.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,004		5,004
Loan		2,005		4
Collection		(4)		(4)
Ending		7,005		5,004
Spark Biopharma Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		7,467		4,967
Loan		17		2,517
Collection		(17)		(17)
Ending		7,467		7,467
G1 Playground Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,000		1,000
Loan		0		0
Collection		(1,000)		0
Ending		0		1,000
Pin Therapeutics Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,013		3,000
Loan		11		2,013
Collection		(13)		0
Ending		5,011		5,013
Hibiscus Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		10,221		4,731
Loan		2,694		5,490
Collection		0		0
Ending		12,915		10,221
SuperNGine Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,002		1,998
Loan		603		6
Collection		(6)		(2)
Ending		2,599		2,002
Desilo Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,468		3,469
Loan		0		0
Collection		0		(1)
Ending		3,468		3,468
RMG-KB BioAccess Fund L.P.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,753		353
Loan		2,283		2,400
Collection		0		0
Ending		5,036		2,753
RMG-KB BP Management Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		77		7
Loan		97		70
Collection		0		0
Ending		174		77
IGGYMOB Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		5,015		5,006
Loan		7		15
Collection		(15)		(6)
Ending		5,007		5,015
Turing Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		3,000		3,000
Loan		1,901		0
Collection		0		0
Ending		4,901		3,000
Kukka Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,490		0
Loan		0		2,490
Collection		0		0
Ending		2,490		2,490
ZIPDOC Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		0
Loan		0		2,000
Collection		0		0
Ending		2,000		2,000
Gushcloud Talent Agency
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,165		0
Loan		0		4,165
Collection		(477)		0
Ending		3,688		4,165
NexThera Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		0
Loan		1,000		2,000
Collection		0		0
Ending		3,000		2,000
Chabot Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,000		0
Loan		0		2,000
Collection		0		0
Ending		2,000		2,000
TeamSparta Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		4,001		0
Loan		307		4,001
Collection		0		0
Ending		4,308		4,001
FutureConnect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		1,499		0
Loan		0		1,499
Collection		0		0
Ending		1,499		1,499
Wemade Connect Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		12,052		0
Loan		337		12,052
Collection		(52)		0
Ending		12,337		12,052
KB No.25 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,025
Collection		0
Ending		2,025		0
KB No.26 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,204
Collection		0
Ending		2,204		0
KB No.27 Special Purpose Acquisition Company
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		6,054
Collection		0
Ending		6,054		0
Grinergy Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		2,500		0
Loan		3,986		2,500
Collection		0		0
Ending		6,486		2,500
Youngwon Corporation
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning	[2]	0
Loan	[2]	4,793
Collection	[2]	(4,793)
Ending	[2]	₩ 0		0
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2023.
3D Interactive Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		₩ 0
Loan		2,342
Collection		0
Ending		2,342		0
Bigwave Robotics Crop.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,781
Collection		0
Ending		2,781		0
Spoon Radio Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		19,506
Collection		0
Ending		19,506		0
Neuroptika Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		5,879
Collection		0
Ending		5,879		0
Blinkers Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		999
Collection		0
Ending		999		0
XL8 INC.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		5,148
Collection		0
Ending		5,148		0
Elev8-Capital Fund I
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		6,656
Collection		0
Ending		6,656		0
New Daegu Busan Expressway Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		72,742
Collection		0
Ending		72,742		0
AIM FUTURE, Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,900
Collection		0
Ending		2,900		0
Novorex Inc.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		2,000
Collection		0
Ending		2,000		0
TMAP Mobility Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		106
Collection		0
Ending		106		0
Taeyoungjungkong Co., Ltd
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		0
Loan		46
Collection		(46)
Ending		0		0
KG Capital Co., Ltd.
Loans And Receivables Gross Amount Related Party Transactions Abstract [Abstract]
Beginning		40,040	[2]	40,074
Loan		0	[2]	40
Collection		(40,040)	[2]	(74)
Ending	[2]	₩ 0		₩ 40,040
Description Of Other Information Of Loans And Receivables Gross Amount Related Party Transactions		Excluded from the Group’s related party as of December 31, 2023.

[1]	Excluded from the Group’s related party as of December 31, 2022.
[2]	Excluded from the Group’s related party as of December 31, 2023.